Share-based payment reserve - Sasol Long-term Incentive plan (Details)	12 Months Ended
	Jun. 30, 2024 ZAR (R) item R / shares shares	Jun. 30, 2023 ZAR (R) item shares	Jun. 30, 2022 shares
Share-based payment transaction
Number of shares authorised | shares	1,286,021,925	1,286,021,925	1,314,407,571
Long-term Incentive plan
Share-based payment transaction
Number of share options at the beginning of the year | item	11,923,890	14,262,197
Number of share options, LTIs granted | item	5,096,901	3,179,896
Number of share options, LTIs exercised | item	(5,269,601)	(4,862,497)
Number of share options, Effect of CPTs and LTIs forfeited | item	(757,993)	(655,706)
Number of share options at the end of the year | item	10,993,197	11,923,890
Weighted average fair value at the beginning of the year	R 223.80	R 222.16
Weighted average fair value of LTIs granted	237.92	322.43
Weighted average fair value of LTIs exercised	155.97	280.69
Weighted average fair value of Effect of CPTs and LTIs forfeited	285.49	244.41
Weighted average fair value at the end of the year	R 258.52	R 223.80
Remaining contractual vesting period of options outstanding	1 year 6 months	1 year 3 months 18 days
Exercise price of outstanding share options | R / shares	R 0
Average weighted market price of LTIs vested (after conversion to equity-settled)	R 184.73	R 300.94
Average fair value of options granted
Expected volatility	37.64%	50.24%
Expected dividend yield	7.27%	6.37%
Expected forfeiture rate	5.00%	5.00%
Expected vesting percentage	95.26%	98.65%
Long-term Incentive plan | Top management | Minimum
Share-based payment transaction
Vesting period	3 years	3 years
Percentage of stock vesting	50.00%
Long-term Incentive plan | Top management | Maximum
Share-based payment transaction
Vesting period	5 years	5 years
Percentage of stock vesting	50.00%
Long-term Incentive plan | GEC
Share-based payment transaction
Vesting period	5 years
Long-term Incentive plan | All other participants
Share-based payment transaction
Vesting period	3 years	3 years
Sasol 2022 Long-term Incentive plan
Share-based payment transaction
Period of employment for removal of service penalty	270 days
Sasol 2022 Long-term Incentive plan | Maximum
Share-based payment transaction
Number of shares authorised | shares	32,000,000
Percentage of share capital authorised to be issued under scheme	5.00%
Rand | Long-term Incentive plan | Minimum
Average fair value of options granted
Risk-free interest rate	7.69%	6.76%
Rand | Long-term Incentive plan | Maximum
Average fair value of options granted
Risk-free interest rate	8.33%	8.21%
US Dollar | Long-term Incentive plan | Minimum
Average fair value of options granted
Risk-free interest rate	2.24%	1.45%
US Dollar | Long-term Incentive plan | Maximum
Average fair value of options granted
Risk-free interest rate	2.46%	2.37%